LEASES (Schedule of Future Lease Payments) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 352
2024	282
2025 and after	410
Total future lease payments	1,044
Less imputed interest	(80)
Total lease liability balance	$ 964